Note 8 - Leases - Future Payments Due (Details)	Oct. 31, 2020 USD ($)
2021	$ 389,398
2022	389,807
2023	327,071
2024	274,132
Thereafter	26,370
Total undiscounted lease payments	1,406,778
Present value discount	(127,796)
Accounts Payable and Accrued Liabilities and Noncurrent Liabilities [Member]
Total operating lease liability	$ 1,278,982